Equity (Tables)	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Schedule of Common Shares	Common shares:
The total number of shares of common shares issued:	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Common shares – par value $ 0.01/0.10 each	37,576,449	34,154,062

Schedule of Movements in Common Shares	Movements in Common Shares:
	Shares	Amount
		(US$)
Balance as of April 1, 2020	30,000	$3,000
Shares split from $ 0.10 to $ 0.01	300,000	300,000
Shares issued	33,854,062	338,541
Balance as of March 31, 2021	34,154,062	$341,541
Shares issued	—	—
Balance as of March 31, 2022	34,154,062	$341,541
Issued during the year	3,000,895	30,008
Share warrants exercised	421,492	4,215
Balance as of March 31, 2023	37,576,449	375,764

Schedule of Equity	Equity consists of the following as of 31 March 2023:
As of March 31, 2023
($US)
Common stock – par value $0.01, 34,154,062 shares issued and outstanding	$375,766
Net income available to common shareholders	(4,518,954)
Securities Premium	12,474,944
Translation of foreign subsidiaries, net of tax	(124,992)
Employee benefits reclassification	(714)
Non-controlling interest	2,538,478
$10,368,762
Equity consists of the following as of 31 March 2022:
As of March 31, 2022
($US)
Common stock – par value $0.01, 34,154,062 shares issued and outstanding	$341,541
Net income available to common shareholders	12,148,403
Translation of foreign subsidiaries, net of tax	(283,077)
Non-controlling interest	(1,908)
$11,867,233

Schedule of Amounts Managed as Capital	The Group manages its capital structure and adjusts it in the light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders or issue new shares. The amounts managed as capital by the Group are summarized as follows:
	As of March 31, 2023	As of March 31, 2022
	($US)	($US)
Current borrowings	$(3,889,131)	$(1,038,155)
Cash and cash equivalents	311,810	8,758
Net debt	$3,577,321	$(1,029,397)
Total equity	$10,744,528	$12,208,774
Net debt to equity ratio	33.29%	8.43%